Segment Reporting	12 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

The Company presents segment information after elimination of inter-company transactions. In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment, such as those that support infrastructure across different segments, to different segments mainly on the basis of usage, revenue or headcount, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

Because distribution of dark tea products conducted by 39Pu was classified as discontinued operations (Note 4) for the years ended June 30, 2023, 2022 and 2021, the Company does not take into distribution of dark tea products as a segment.

As of June 30, 2023 and 2022, the Company had two segments, which is retail business by provision of high-quality tea beverages in its tea shop chain (“tea shop chain”) conducted by Hunan MYT, and blockchain and digital assets business conducted by BTB NY.

The following tables present the summary of each segment’s financial performance which is considered as a segment operating performance measure, for the years ended June 30, 2023 and 2022:

	For the Years Ended June 30, 2023
	Tea shop chains	Block Chain and Digital asset Mining	Unallocated	Total
Revenues	$1,091,752	$1,773,684	$17,982	$2,883,418
Cost of revenues	$(627,170)	$(4,994,560)	$-	$(5,621,730)
General and administrative expenses	$(1,066,234)	$(33,821,941)	$(4,582,789)	$(39,470,964)
Other (expenses) income	$(308,854)	$(56,886,565)	$2,597,540	$(54,597,879)
Net income (loss) from continuing operations before income taxes	$(910,506)	$(93,929,382)	$(1,967,267)	$(96,807,155)

	For the Years Ended June 30, 2022
	Tea shop chains	Block Chain and Digital asset Mining	Unallocated	Total
Revenues	$765,094	$-	$-	$765,094
Cost of revenues	$(450,310)	$-	$-	$(450,310)
General and administrative expenses	$(1,809,435)	$(2,976,619)	$(5,622,476)	$(10,408,530)
Other (expenses) income	$(283,111)	$(2,560,131)	$(410,116)	$(3,253,358)
Net income (loss) from continuing operations before income taxes	$(1,761,389)	$(5,536,750)	$(6,032,592)	$(13,347,104)